Schedule of Key Management Personnel (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Short-term employee benefits	$ 525,685	$ 236,154	$ 134,407
Post-employment benefits	60,454	27,158	13,441
Key management personnel	$ 586,139	$ 263,312	$ 147,848